SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 11, 2015 $ / shares	Sep. 30, 2015 CNY (¥)	Aug. 10, 2015 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Consideration to repurchase shares | $					$ 4,542	$ 3,111
Shares repurchased | shares				967,408	967,408	614,033
Amount of dividend paid | ¥		¥ 288,157		¥ 285,829
Special dividend per share | $ / shares	$ 0.33
Price per share | $ / shares			$ 7.99
Ordinary shares [Member]
Shares repurchased | shares				2,902,224	2,902,224	1,842,099
American Depositary Shares [Member]
Consideration to repurchase shares | $			$ 20,000
Shares repurchased | shares				967,408	967,408	614,033
American Depositary Shares [Member] | Maximum [Member]
Price per share | $ / shares			$ 7.99